CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Profit before tax		£ 6,928	£ 6,902	[1]	£ 1,226	[1]
Adjustments for:
Change in operating assets		17,037	(10,365)	[1]	(17,668)	[1]
Change in operating liabilities		15,593	4,954	[1]	35,737	[1]
Non-cash and other items		(16,804)	6,063	[1]	9,594	[1]
Tax paid (net)		(743)	(796)	[1]	(736)	[1]
Net cash provided by operating activities		22,011	6,758	[1]	28,153	[1]
Cash flows from investing activities
Purchase of financial assets		(7,984)	(8,984)	[1]	(8,589)	[1]
Proceeds from sale and maturity of financial assets		11,172	8,287	[1]	6,347	[1]
Purchase of fixed assets		(3,855)	(3,228)	[1]	(2,901)	[1]
Proceeds from sale of fixed assets		1,550	1,437	[1]	1,146	[1]
Repayment of capital by joint ventures and associates		36	0	[1]	0	[1]
Acquisition of businesses, net of cash acquired		(409)	(57)	[1]	(3)	[1]
Net cash provided by (used in) investing activities		510	(2,545)	[1]	(4,000)	[1]
Cash flows from financing activities
Dividends paid to ordinary shareholders		(1,475)	(877)	[1]	0	[1]
Distributions on other equity instruments		(438)	(429)	[1]	(453)	[1]
Dividends paid to non-controlling interests		(92)	(93)	[1]	(41)	[1]
Interest paid on subordinated liabilities		(603)	(1,303)	[1]	(1,095)	[1]
Proceeds from issue of subordinated liabilities		838	499	[1]	0	[1]
Proceeds from issue of other equity instruments		745	0	[1]	0	[1]
Proceeds from issue of ordinary shares		31	25	[1]	144	[1]
Share buyback		(2,013)	0	[1]	0	[1]
Repayment of subordinated liabilities		(2,216)	(1,056)	[1]	(3,874)	[1]
Repurchases and redemptions of other equity instruments		(1,395)	0	[1]	0	[1]
Change in stake of non-controlling interests		5	0	[1]	0	[1]
Net cash used in financing activities		(6,613)	(3,234)	[1]	(5,319)	[1]
Effects of exchange rate changes on cash and cash equivalents		727	70	[1]	(196)	[1]
Change in cash and cash equivalents		16,635	1,049	[1]	18,638	[1]
Cash and cash equivalents at beginning of year	[1]	79,194	78,145		59,507
Cash and cash equivalents at end of year		£ 95,829	£ 79,194	[1]	£ 78,145	[1]

[1]	1 Restated, see page F-16.